PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6.    PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2012	2011
Land and improvements	$1.9	$1.9
Building and improvements	62.3	63.1
Machinery, equipment and capital leases	142.7	139.7
Office furniture, fixtures and capitalized software	87.3	82.0
Leasehold improvements	12.5	12.3
Construction-in-progress	18.8	10.5

	325.5	309.5
Accumulated depreciation	(226.0)	(210.6)

	$99.5	$98.9

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $22.8 million, $21.5 million and $19.5 million, respectively.